Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income attributable to ORIX Corporation shareholders from continuing operations	¥ 234,651	¥ 180,069	¥ 112,144
Effect of dilutive securities
Expense related to convertible bond	0	265	1,329
Income from continuing operations for diluted EPS computation	¥ 234,651	¥ 180,334	¥ 113,473
Weighted-average shares	1,309,144	1,268,081	1,087,883
Effect of dilutive securities
Conversion of convertible bond	0	40,057	206,635
Exercise of stock options	1,865	2,117	1,546
Weighted-average shares for diluted EPS computation	1,311,009	1,310,255	1,296,064
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥ 179.24	¥ 142.00	¥ 103.09
Diluted	¥ 178.99	¥ 137.63	¥ 87.55